Related Party Disclosures - Summary of Transactions Between Related Parties Outstanding Balances (Details) - Other Related Parties - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding balances	€ 500	€ 51
ATHOS KG
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding balances	€ 500	€ 51